Financial statements preparation - Changes in accounting policy (Details) - Software-as-a-Service (SaaS) arrangements $ in Millions	12 Months Ended
Sep. 30, 2021 AUD ($)
Change in accounting policy adjustment
Balance sheets
Intangible assets - computer software	$ (62)
Deferred tax assets	18
Opening retained earnings	(40)
Income statements
Operating expenses	5
Tax expense	(1)
Net profit after tax	(4)
Change in accounting policy adjustment | Impact for 2021
Balance sheets
Intangible assets - computer software	(5)
Deferred tax assets	1
Income statements
Operating expenses	5
Tax expense	(1)
Net profit after tax	(4)
Change in accounting policy adjustment | Prior year impact on opening balance sheet
Balance sheets
Intangible assets - computer software	(57)
Deferred tax assets	17
Opening retained earnings	(40)
Reclassification adjustment | Intangible assets - computer software
Reclassifications
Amount of reclassification	(32)
Reclassification adjustment | Other assets - prepayments
Reclassifications
Amount of reclassification	32
Parent Entity | Change in accounting policy adjustment
Balance sheets
Intangible assets - computer software	(51)
Deferred tax assets	15
Opening retained earnings	(34)
Income statements
Operating expenses	3
Tax expense	(1)
Net profit after tax	(2)
Parent Entity | Change in accounting policy adjustment | Impact for 2021
Balance sheets
Intangible assets - computer software	(3)
Deferred tax assets	1
Income statements
Operating expenses	3
Tax expense	(1)
Net profit after tax	(2)
Parent Entity | Change in accounting policy adjustment | Prior year impact on opening balance sheet
Balance sheets
Intangible assets - computer software	(48)
Deferred tax assets	14
Opening retained earnings	(34)
Parent Entity | Reclassification adjustment | Intangible assets - computer software
Reclassifications
Amount of reclassification	(29)
Parent Entity | Reclassification adjustment | Other assets - prepayments
Reclassifications
Amount of reclassification	$ 29